Income Taxes - Summary of Tax Loss and Tax Credits (Detail) $ in Millions	Dec. 31, 2017 MXN ($)
Tax Loss Carry Forwards [Member]
Disclosure of Income Taxes [Line Items]
2018	$ 1,099
2019	5,989
2020	8,929
2021	4,407
2022 and thereafter	288,466
Tax Loss And Tax Credits, Total	308,890
Amount of unrecognized carryforwards [Member]
Disclosure of Income Taxes [Line Items]
2018	415
2019	5,149
2020	8,115
2021	2,908
2022 and thereafter	230,425
Tax Loss And Tax Credits, Total	247,012
Amount of recognized carryforwards [Member]
Disclosure of Income Taxes [Line Items]
2018	684
2019	840
2020	814
2021	1,499
2022 and thereafter	58,041
Tax Loss And Tax Credits, Total	$ 61,878